Operations and Principal Activities - consolidated financial information of the Group's VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current assets:
Cash and cash equivalents	¥ 2,157,200		¥ 957,820		$ 338,506
Short-term investments	2,239,596		1,046,000		351,441
Trade receivables	831,628		486,046		130,501
Amounts due from related parties	18,196		13,843		2,855
Prepayments and other current assets	272,075		123,536		42,695
Non-current assets:
Property and equipment, net	9,865		8,105		1,548
Intangible assets, net	68,308		23,478		10,719
Goodwill	73,663				11,559
Right-of-use assets	126,500		3,241		19,852
Other non-current assets	14,132		6,451		2,218
Total assets	8,805,165		3,761,441		1,381,722
Current liabilities
Accounts payable and accrued liabilities	1,026,534		501,848		161,086
Salary and welfare payables	313,676		231,847		49,223
Taxes payables	66,184		7,066		10,386
Contract liabilities	239,757		159,995		37,623
Amounts due to related parties	83,591		45,983		13,117
Short-term lease liabilities	40,525		2,893		6,359
Other current liabilities	127,447		64,936		19,999
Non-current liabilities
Long-term lease liabilities	82,133				12,888
Other non-current liabilities	73,139				11,477
Total liabilities	2,067,016		1,014,568		324,360
Gross Profit	1,553,901	$ 243,840	757,797	¥ 312,270
Operating Expenses	2,944,610	462,073	1,360,678	1,370,745
Other income	(4,391)	(689)	11,728	2,675
Loss before income tax	(1,293,437)	(202,969)	(516,470)	(1,004,180)
Income tax expense	5,443	854	1,080	40
Net loss	1,298,880	203,823	517,550	1,004,220
Net cash (used in)/provided by operating activities	(440,234)	(69,084)	(244,421)	(715,522)
Purchases of short-term investments	(6,418,000)	(1,007,124)	(6,153,104)	(3,549,524)
Proceeds of maturities of short-term investments	5,234,592	821,422	6,594,676	2,280,000
Net cash provided by/(used in) investing activities	(3,136,503)	(492,185)	430,113	(2,102,488)
Net increase/(decrease) in cash and cash equivalents	1,199,341	188,203	57,470	187,056
Cash and cash equivalents at beginning of the year	957,820	150,303	900,350	713,294
Cash and cash equivalents at end of the year	2,157,161	$ 338,506	957,820	900,350
VIE
Current assets:
Cash and cash equivalents	59,313		86,487
Short-term investments	434,505		51,479
Trade receivables	58,282		32,307
Amounts due from related parties	7,971		8,063
Amounts due from Group companies	7,742		6,587
Prepayments and other current assets	50,753		23,352
Non-current assets:
Property and equipment, net	557		53
Intangible assets, net	66,186		21,048
Goodwill	73,663
Right-of-use assets	5,878
Other non-current assets	243		30
Total assets	765,093		229,406
Current liabilities
Accounts payable and accrued liabilities	120,057		51,321
Salary and welfare payables	2,473		1,537
Taxes payables	2,508		587
Contract liabilities	130,420		76,992
Amounts due to related parties	16,303		4,942
Amounts due to Group companies	420,411		121,377
Short-term lease liabilities	1,613
Other current liabilities	22,537		17,103
Non-current liabilities
Long-term lease liabilities	3,689
Deferred tax liabilities	14,030
Other non-current liabilities	8,439
Total liabilities	742,480		273,859
Inter-company revenues	196		1,113	438
Third-party revenues	766,032		368,933	102,157
Inter-company cost	(330,486)		(187,993)	(31,928)
Third-party cost	(373,390)		(177,598)	(72,123)
Gross Profit	62,352		4,455	(1,456)
Operating Expenses	(85,017)		(15,561)	(15,005)
Other income	4,834		4,572	4,749
Loss before income tax	(17,831)		(6,534)	(11,712)
Income tax expense	(3,435)		(1,049)
Net loss	(21,266)		(7,583)	(11,712)
Purchases of goods and services from Group Companies	(45,579)		(159,651)	(215,200)
Operating activities with external parties	432,031		225,436	86,219
Net cash (used in)/provided by operating activities	386,452		65,785	(128,981)
Purchases of short-term investments	(870,000)		(175,000)	(120,000)
Proceeds of maturities of short-term investments	490,000		165,000	255,000
Other investing activities with external parties	(33,626)
Net cash provided by/(used in) investing activities	(413,626)		(10,000)	135,000
Net increase/(decrease) in cash and cash equivalents	(27,174)		55,785	6,019
Cash and cash equivalents at beginning of the year	86,487		30,702	24,683
Cash and cash equivalents at end of the year	59,313		86,487	¥ 30,702
Registered Capital	¥ 22,800		¥ 21,700
Unsettled balances of service fess | $					$ 345,900	$ 63,800